Acquisitions Pro Forma Table (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Business Acquisition [Line Items]
Operating revenues	$ 93,122	$ 33,899
Net loss (income)	(15,393)	(7,425)
Predecessor
Business Acquisition [Line Items]
Operating revenues			45,125	31,680
Net loss (income)			$ 7,558	$ 6,737